Loans And Leases (Recorded Investment In Loans By Portfolio Segment) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Notes And Loans Receivable [Line Items]
Subtotal		$ 557,695	$ 413,376
Less: ALLL		(7,012)	(6,970)	$ (6,925)
Loans and Leases, net		550,683	406,406
Commercial [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	[1]	126,887	101,975
Less: ALLL		(1,819)	(1,984)	(1,647)
Single-Family Residential [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		118,386	95,578
Less: ALLL		(1,061)	(912)	(735)
Multi-Family Residential [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		47,651	35,665
Less: ALLL		(612)	(660)	(716)
Real Estate Commercial [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		173,435	111,866
Less: ALLL		(2,274)	(2,143)	(2,727)
Construction [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		61,792	42,862
Less: ALLL		(739)	(672)	(580)
Home Equity Lines Of Credit [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		23,961	25,054
Less: ALLL		(410)	(597)	(486)
Other [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		5,583	376
Less: ALLL		(97)	(2)	$ (34)
Commercial Leases [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		$ 5,403	$ 6,008

[1]	Includes $5,403 and $6,008 of commercial leases at December 31, 2018 and December 31, 2017, respectively.